UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012
                                                 ------------------

Check here if Amendment [    ]; Amendment Number: -----------------
     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Belltower Advisors LLC
               ----------------------------
Address:       220 Horizon Drive, Suite 121
               ----------------------------
               Raleigh, NC 27615
               ----------------------------

Form 13F File Number:   28-13598
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Dennis Greenway
                -----------------------
Title:          Managing Member
                -----------------------
Phone:          919-424-6545
                -----------------------

Signature, Place, and Date of Signing:

     /s/ Dennis Greenway     Raleigh, NC          November 14, 2012
     -------------------     -----------          -----------------

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-
     --------------------          -------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     0
                                        ----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

                                                            Belltower Advisors LLC
                                              Form 13F Information Table as of September 30, 2012


Item 1                 Item 2           Item 3     Item 4   Item 5     Item 6                     Item 7     Item 8
---------------------  --------------   ---------  ------   ---------  -------------------------  ---------  ----------------------
                                                   Value    Shares or                                           Voting Authority
                                        CUSIP      (x1000)  Principal    Investment Discretion               ----------------------
Name of Issuer         Title of Class   Number     Value    Amount     Sole  Shared  Other        Managers   Sole    Shared  None
---------------------  --------------   ---------  -------  ---------  ----  ------  -----------  ---------  ------  ------  ------

